BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Temporary equity, shares outstanding	23,364,811
Class A Common Stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	380,000,000
Common shares, shares issued	2,510,189
Common shares, shares outstanding	2,510,189
Class A Common Stock Subject to Redemption
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares issued	25,875,000
Common shares, shares outstanding	25,875,000
Temporary equity, par value | $ / shares	$ 0.0001
Temporary equity, shares issued	23,364,811
Temporary equity, shares outstanding	23,364,811
Temporary equity, redemption price per | $ / shares	$ 10.00
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	380,000,000
Common shares, shares issued	2,510,189
Common shares, shares outstanding	2,510,189
Class B Common Stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	20,000,000
Common shares, shares issued	6,468,750
Common shares, shares outstanding	6,468,750
Common stock subject to redemption
Temporary equity, par value | $ / shares	$ 0.0001
Temporary equity, shares outstanding	23,364,811